Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	BRSS
Entity Registrant Name	GLOBAL BRASS & COPPER HOLDINGS, INC.
Entity Central Index Key	0001533526
Entity Filer Category	Non-accelerated Filer